Summary of Significant Accounting Policies - Detail Information of Subsidiaries (Parenthetical) (Detail) - TWD ($) $ in Millions	Jul. 01, 2020	Dec. 31, 2022	Nov. 30, 2022	May 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Oct. 31, 2021	Aug. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Jul. 31, 2020	Jun. 30, 2020
Chunghwa Sochamp Technology Inc. ("CHST") [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership interests		37.00%				51.00%
Spring House Entertainment Tech. Inc. ("SHE") [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership interests		56.00%				56.00%
CHT Security Co., Ltd. ("CHTSC") [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership interests		73.09%				77.46%
International Integrated Systems, Inc. ("IISI") [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership interests		51.00%				51.00%				51.02%	51.54%	31.16%
Percentage of additional ownership interest obtained	20.38%
Gain on disposal of equity interest	$ 1
Senao International (Samoa) Holding Ltd. ("SIS") [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership			96.26%				48.15%		8.14%
Chunghwa Precision Test Tech. Co., Ltd. ("CHPT") [Member]
Disclosure of subsidiaries [Line Items]
Percentage of additional ownership interest obtained					100.00%
TestPro Investment Co., Ltd. ("TestPro") [Member]
Disclosure of subsidiaries [Line Items]
Percentage of additional ownership interest obtained				54.25%
Senao International HK Limited ("SIHK") [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership								47.79%		8.15%
Chunghwa | Chunghwa Sochamp Technology Inc. ("CHST") [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership interests		37.09%
Chunghwa Telecom Co., Ltd. and Chunghwa Investment Co., Ltd. [Member] | CHIEF Telecom Inc. ("CHIEF") [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership interests		58.67%				58.89%
Chunghwa Investment Co., Ltd. ("CHI") [Member] | Chunghwa Precision Test Tech. Co., Ltd. ("CHPT") [Member] | Bottom of Range [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership interests		50.00%
Chunghwa Precision Test Tech. International Ltd. ("CHPT (International)") [Member] | Su Zhou Precision Test Tech. Ltd. ("SZPT") [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership interests		100.00%				100.00%